Related party transactions	6 Months Ended
Sep. 30, 2020
Related party transactions

20.  Related party transactions

During the six months ended September 30, 2019 and 2020, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Six months
	ended
	September 30,
	2019	2020

	(in millions of RMB)
Amounts earned by the Company
Profit Share Payments (i)	3,835	—
Annual fee for SME loan business	478	478
Administrative and support services	611	565
Cloud computing revenue	614	2,377
Marketplace software technology services fee and other amounts earned	1,251	1,441
	6,789	4,861

Amounts incurred by the Company
Payment processing and escrow services fee	4,561	4,804
Other amounts incurred	1,445	2,102
	6,006	6,906

20.  Related party transactions (Continued)

(i)

In 2014, the Company entered into an amendment and restatement of the intellectual property license agreement with Alipay (the “2014 IPLA”). Under the 2014 IPLA, the Company received, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Group (collectively, the “Profit Share Payments”). The Profit Share Payments were paid at least annually and equaled the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. The expense reimbursement represented the reimbursement for the costs and expenses incurred by the Company in the provision of software technology services. Income in connection with the Profit Share Payments, net of costs incurred by the Company, was recorded in other income, net, in the condensed consolidated income statement for the six months ended September 30, 2019. Upon the receipt of the 33% equity interest in Ant Group in September 2019, the Company terminated the 2014 IPLA, and accordingly the Profit Share Payments arrangement was terminated.

As of September 30, 2020, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB7,293 million, which have been classified as cash and cash equivalents on the condensed consolidated balance sheets.

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud computing services. In connection with these services provided by the Company, RMB639 million and RMB1,207 million were recorded in revenue in the condensed consolidated income statements for the six months ended September 30, 2019 and 2020, respectively.

The Company also has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB502 million and RMB730 million were recorded in cost of revenue and sales and marketing expenses in the condensed consolidated income statements for the six months ended September 30, 2019 and 2020, respectively.

The Company has commercial arrangements with certain investees of the Company related to logistics services. Revenues recognized in connection with these services provided by the Company of RMB553 million and RMB808 million were recorded in the condensed consolidated income statements for the six months ended September 30, 2019 and 2020, respectively. Expenses incurred in connection with these services provided to the Company of RMB5,391 million and RMB4,969 million were recorded in the condensed consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of September 30, 2020, the aggregate outstanding balance of these loans was RMB6,079 million, with durations generally ranging from one year to ten years and interest rates of up to 6% per annum as of September 30, 2020.

The Company provided a guarantee for a term loan facility of HK$7.7 billion in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by Cainiao Network, in connection with a logistics center development project at the Hong Kong International Airport. As of September 30, 2020, HK$618 million was drawn down by Cingleot under this facility.

20.  Related party transactions (Continued)

Other transactions

The Company’s digital economy offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms obtained in arm’s length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the condensed consolidated financial statements, the Company has commercial arrangements with SoftBank, other investees and other related parties to provide and receive certain marketing, cloud computing and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the six months ended September 30, 2019 and 2020.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the six months ended September 30, 2019 and 2020. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.